Stock-Based Compensation - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of shares , Beginning balance | shares	33,354,871
Number of shares, Granted | shares	1,664,251
Number of shares, Exercised | shares	(10,969,639)
Number of shares, Forfeited | shares	(1,594,820)
Number of shares, Ending balance | shares	22,454,663
Number of shares, Exercisable | shares	22,385,232
Weighted average exercise price per share, Beginning balance | $ / shares	$ 0.02
Weighted average exercise price per share, Granted | $ / shares	0.50
Weighted-average exercise price per share, Exercised | $ / shares	0.02
Weighted-average exercise price per share, Forfeited | $ / shares	0.02
Weighted average exercise price per share, Ending balance | $ / shares	0.05
Weighted-average exercise price per share, Exercisable | $ / shares	$ 0.02
Weighted-average remaining contractual term, Outstanding	2 years 3 months 25 days
Weighted-average remaining contractual term, Exercisable	2 years 3 months 18 days
Aggregate intrinsic value, Outstanding | $	$ 185,620	[1]
Aggregate intrinsic value, Exercisable | $	$ 185,620	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the Company's closing stock price on the last trading day of the year and the exercise prices, multiplied by the number of in-the-money stock options.